Consolidated Statements of Changes in Stockholders' Equity Parentheticals (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statements of changes in Stockholders' Equity:
Dividends per common share	$ 1.00	$ 1.00